Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 187,848	Taxes	UNITED STATES	UNITED STATES	U.S. Federal Government [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 2
	656	Royalties	UNITED STATES	UNITED STATES	U.S. Bureau of Land Management [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 3
	24	Fees	UNITED STATES	UNITED STATES	U.S. Bureau of Land Management [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 4
	127	Fees	UNITED STATES	UNITED STATES	U.S. Army Corp of Engineers [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 5
	3,335	Taxes	CANADA	snj:CA-BC	Canadian Federal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 6
	127	Taxes	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 7
	186	Taxes	CANADA	snj:CA-BC	Port McNeill Municipal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 8
	1,182	Royalties	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 9
	84	Fees	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 10
	2,202	Taxes	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 11
	1,385	Fees	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 12
	27	Prod. Entitlements	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 13
	1,036	Taxes	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 14
	0	Fees	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 15
	35	Prod. Entitlements	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 16
	0	Comm. Social Resp.	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 17
	2,588	Taxes	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 18
	498	Fees	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 19
	1,121	Prod. Entitlements	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 20
	86	Comm. Social Resp.	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 21
	401	Taxes	MEXICO	snj:MX-ROO	State of Quintana Roo [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 22
	262	Taxes	MEXICO	snj:MX-ROO	Municipality of Solidaridad [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 23
	0	Taxes	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 24
	$ 190	Prod. Entitlements	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit